SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options outstanding
Shares upon exercise of options outstanding at end of year		1,672,684
Weighted average remaining contractual life		6 years 6 months 22 days
Aggregate intrinsic Value		$ 6,821
Exercise price	[1]	$ 6.87	$ 6.64	$ 2.51	$ 2.13
Options exercisable
Shares upon exercise of options outstanding at end of year		987,568
Weighted average remaining contractual life		5 years
Aggregate intrinsic value		$ 6,014
Exercise price	[1]	$ 4.22	$ 2.87	$ 2.29
0.0001 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		47,600
Weighted average remaining contractual life		1 year 9 months 14 days
Aggregate intrinsic Value		$ 467
Exercise price	[1]	$ 0.0001
Options exercisable
Shares upon exercise of options outstanding at end of year		47,600
Weighted average remaining contractual life		1 year 9 months 14 days
Aggregate intrinsic value		$ 467
1.47 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		193,800
Weighted average remaining contractual life		2 years 7 months 13 days
Aggregate intrinsic Value		$ 1,614
Exercise price	[1]	$ 1.47
Options exercisable
Shares upon exercise of options outstanding at end of year		193,800
Weighted average remaining contractual life		2 years 7 months 13 days
Aggregate intrinsic value		$ 1,614
3.12 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		528,946
Weighted average remaining contractual life		4 years 10 months 28 days
Aggregate intrinsic Value		$ 3,533
Exercise price	[1]	$ 3.12
Options exercisable
Shares upon exercise of options outstanding at end of year		528,946
Weighted average remaining contractual life		4 years 10 months 28 days
Aggregate intrinsic value		$ 3,533
5.34 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		89,778
Weighted average remaining contractual life		7 years 3 months 4 days
Aggregate intrinsic Value		$ 400
Exercise price	[1]	$ 5.34
Options exercisable
Shares upon exercise of options outstanding at end of year		89,778
Weighted average remaining contractual life		7 years 3 months 4 days
Aggregate intrinsic value		$ 400
6.97 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		185,820
Weighted average remaining contractual life		9 years 11 days
Aggregate intrinsic Value		$ 526
Exercise price	[1]	$ 6.97
Options exercisable
Shares upon exercise of options outstanding at end of year
Weighted average remaining contractual life
Aggregate intrinsic value
7.84 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		140,162
Weighted average remaining contractual life		9 years 4 days
Aggregate intrinsic Value		$ 275
Exercise price	[1]	$ 7.84
Options exercisable
Shares upon exercise of options outstanding at end of year
Weighted average remaining contractual life
Aggregate intrinsic value
8.35 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		3,750
Weighted average remaining contractual life		9 years 6 months 29 days
Aggregate intrinsic Value		$ 6
Exercise price	[1]	$ 8.35
Options exercisable
Shares upon exercise of options outstanding at end of year
Weighted average remaining contractual life
Aggregate intrinsic value
13.76 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		469,228
Weighted average remaining contractual life		8 years 7 months 13 days
Aggregate intrinsic Value
Exercise price	[1]	$ 13.76
Options exercisable
Shares upon exercise of options outstanding at end of year		120,644
Weighted average remaining contractual life		8 years 7 months 13 days
Aggregate intrinsic value
14 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		13,600
Weighted average remaining contractual life		7 years 9 months 4 days
Aggregate intrinsic Value
Exercise price	[1]	$ 14
Options exercisable
Shares upon exercise of options outstanding at end of year		6,800
Weighted average remaining contractual life		7 years 9 months 4 days
Aggregate intrinsic value

[1]	In dollars per share.